Supplementary information, Analysis of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017	Oct. 31, 2018
Analysis of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	$ 3,348.4		$ 1,077.3	$ 4,754.4
Total Revenue	3,348.4	[1]	1,077.3	4,754.4
Maintenance [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	2,051.6		720.7	2,818.9
SaaS & Other Recurring [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	278.9		0.0	365.1
Licence [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	800.0		308.4	1,206.1
Consulting [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	217.9		48.2	364.3
Recognized over time [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	2,330.5		720.7	3,184.0
Recognized over time [Member] | Maintenance [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	2,051.6		720.7	2,818.9
Recognized over time [Member] | SaaS & Other Recurring [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	278.9		0.0	365.1
Recognized at point in time [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	1,017.9		356.6	1,570.4
Recognized at point in time [Member] | Licence [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	800.0		308.4	1,206.1
Recognized at point in time [Member] | Consulting [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	$ 217.9		$ 48.2	$ 364.3

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.